PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Land and buildings US$‘000	Leasehold improvements US$‘000	Computers, fixtures and fittings US$‘000	Plant and equipment US$‘000	Total US$‘000
Cost
At January 1, 2019	2,605	4,560	6,585	40,064	53,814
Adjustment on transition to IFRS 16	20,961	—	149	75	21,185
Additions	681	71	168	1,905	2,825
Disposals or retirements	—	(1,626)	(2,610)	(3,314)	(7,550)
Exchange adjustments	22	—	—	(54)	(32)

At December 31, 2019	24,269	3,005	4,292	38,676	70,242

At January 1, 2020	24,269	3,005	4,292	38,676	70,242
Additions	8	41	96	2,766	2,911
Disposals or retirements	—	(299)	(66)	(5,758)	(6,123)
Exchange adjustments	10	(77)	(13)	(1,845)	(1,925)

At December 31, 2020	24,287	2,670	4,309	33,839	65,105

Accumulated depreciation and impairment losses
At January 1, 2019	(1,934)	(3,243)	(5,783)	(37,492)	(48,452)
Charge for the year	(1,545)	(105)	(200)	(680)	(2,530)
Adjustment on transition to IFRS 16	(10,984)	—	(40)	(75)	(11,099)
Impairment loss as at December 31, 2019	(4,024)	(233)	(276)	(1,816)	(6,349)
Disposals or retirements	—	1,544	2,618	3,331	7,493
Reallocations / reclassifications	—	—	—	(5)	(5)
Exchange adjustments	(6)	—	(1)	(3)	(10)

At December 31, 2019	(18,493)	(2,037)	(3,682)	(36,740)	(60,952)

At January 1, 2020	(18,493)	(2,037)	(3,682)	(36,740)	(60,952)
Charge for the year	(783)	(146)	(181)	(604)	(1,714)
Impairment loss as at December 31, 2020	(347)	(78)	(180)	(1,190)	(1,795)
Disposals or retirements	—	299	84	5,590	5,973
Exchange adjustments	(6)	78	13	1,845	1,930

At December 31, 2020	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)

Carrying amounts
At December 31, 2020	4,658	786	363	2,740	8,547

At December 31, 2019	5,776	968	610	1,936	9,290

Schedule of Right-of-use assets
US$000
Right-of-use assets cost at transition before impairment	21,185
Impairment adjustment on transition	(11,099)

Right-of-use assets value at transition after impairment	10,086

Schedule of Reconciliation from IAS 17 to IFRS 16
The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 at January 1, 2019:

	Carrying amount at December 31, 2018	Remeasurement	Impairment	IFRS 16 carrying amount at January 1, 2019
	US$000	US$000	US$000	US$000
Property, plant & equipment	5,362	21,185	(11,099)	15,448
Lease liabilities	(962)	(21,185)	-	(22,147)
Retaining earnings	(55,319)	-	11,099	(44,220)

Total	(50,919)	-	-	(50,919)

Schedule of Additional Information on Right-of-use Assets
Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount At December 31, 2020	Depreciation Charge Year ended December 31, 2020	Impairment Charge Year ended December 31, 2020

	US$000	US$000	US$000
Buildings	4,200	(673)	(347)
Computer equipment	3	(4)	-
Plant and Equipment	-	(70)	(154)

	4,203	(747)	(501)

	Carrying amount At December 31, 2019	Depreciation Year ended December 31, 2019	Impairment
			Year ended December 31, 2019
	US$000	US$000	US$000
Buildings	5,220	(1,523)	(3,913)
Computer equipment	7	(39)	(63)

	5,227	(1,562)	(3,976)

Schedule of Income from Sub-letting Right-of-use Buildings
Right-of-Use assets at 31 December 2020	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	12	1 to 13	4	1	-	2	4
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	10	1 to 2	1	-	-	-	1

Right-of-Use assets at 31 December 2019	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	13	1 to 14	5	1	-	2	4
Vehicle	9	1 to 2	1	-	9	-	9
I.T. and office equipment	11	1 to 2	2	-	-	-	1